INCOME TAX	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INCOME TAX
11. INCOME TAX

9. INCOME TAX

The Company is subject to taxes in the governing jurisdictions in which its subsidiaries operate. The effective tax rate in the period presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate, as follows:

United States

The Company is registered in the State of Nevada and is subject to the tax laws of United States.

The U.S. Tax Cuts and Jobs Act (the “Tax Reform Act”) was signed into law. The Tax Reform Act significantly revised the U.S. corporate income tax regime by, among other things, lowering the U.S. corporate tax rate from 35% to 21% effective January 1, 2018. The Company’s policy is to recognize accrued interest and penalties related to unrecognized tax benefits in its income tax provision. The Company has not accrued or paid interest or penalties which were not material to its results of operations for the periods presented. Deferred tax asset is not provided for as the tax losses may not be able to carry forward after a change in substantial ownership of the Company in November 2020.

BVI

Under the current BVI law, the Company is not subject to tax on income.

Hong Kong

The Company’s subsidiary operating in Hong Kong is subject to the Hong Kong Profits Tax at the two-tiered profits tax rates from 8.25% to 16.5% on the estimated assessable profits arising in Hong Kong during the current year, after deducting a tax concession for the tax year.  The reconciliation of income tax rate to the effective income tax rate for the period ended June 30, 2021 and 2020 is as follows:

	Six months ended June 30,
	2021	2020

Loss before income taxes	$(138,629)	$(644,131)
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(22,874)	(106,282)
Tax effect of non-deductible items	5,664	536
Tax effect of non-taxable items	(17,119)	(6,643)
Net operating loss	34,329	112,389
Income tax expense	$-	$-

The following table sets forth the significant components of the deferred tax assets and liabilities of the Company as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020

Deferred tax assets:
Net operating loss carryforwards	$182,477	$148,148
Less: valuation allowance	(182,477)	(148,148)
Deferred tax assets, net	$-	$-

As of June 30, 2021, the operation in Hong Kong incurred $1,105,921of cumulative net operating losses which can be carried forward to offset future taxable income at no expiry. The Company has provided for a full valuation allowance against the deferred tax assets of $182,477on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

11. INCOME TAX

The Company is subject to taxes in the governing jurisdictions in which its subsidiaries operate. The effective tax rate in the period presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate, as follows:

United States

The Company is registered in the State of Nevada and is subject to the tax laws of United States.

The U.S. Tax Cuts and Jobs Act (the “Tax Reform Act”) was signed into law. The Tax Reform Act significantly revised the U.S. corporate income tax regime by, among other things, lowering the U.S. corporate tax rate from 35% to 21% effective January 1, 2018. The Company’s policy is to recognize accrued interest and penalties related to unrecognized tax benefits in its income tax provision. The Company has not accrued or paid interest or penalties which were not material to its results of operations for the periods presented. Deferred tax asset is not provided for as the tax losses may not be able to carry forward after a change in substantial ownership of the Company in November 2020.

For the years ended December 31, 2020 and 2019, there was no operation in the United States of America.

BVI

Under the current BVI law, the Company is not subject to tax on income.

Hong Kong

The Company’s subsidiary operating in Hong Kong is subject to the Hong Kong Profits Tax at the two-tiered profits tax rates from 8.25% to 16.5% on the estimated assessable profits arising in Hong Kong during the current year, after deducting a tax concession for the tax year. The reconciliation of income tax rate to the effective income tax rate for the years ended December 31, 2020 and 2019 is as follows:

	Years ended December 31,
	2020	2019

Loss before income taxes	$(907,225)	$(598,941)
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(149,692)	(98,825)
Tax effect of non-deductible items	5,313	1,171
Tax effect of non-taxable items	(3,769)	(2,890)
Net operating loss	148,148	100,544
Income tax expense	$-	$-

The following table sets forth the significant components of the deferred tax assets of the Company as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019

Deferred tax assets:
Net operating loss carryforwards
- United States	$-	$-
- Hong Kong	148,148	100,544

	148,148	100,544
Less: valuation allowance	(148,148)	(100,544)
Deferred tax assets, net	$-	$-

As of December 31, 2020, the Company has provided for a full valuation allowance against the deferred tax assets of $148,148 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.